UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA MONEY MARKET FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48485-0613                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
April 30, 2013 (unaudited)

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (20.6%)

            DIVERSIFIED BANKS (11.1%)
  $25,000   BNP Paribas                                            0.34%         7/08/2013         $   25,000
   25,000   BNP Paribas                                            0.41          7/17/2013             25,000
   25,000   BNP Paribas                                            0.41          9/04/2013             25,000
   25,000   BNP Paribas                                            0.38          9/17/2013             25,000
   40,000   Branch Banking & Trust Co.                             0.45          6/24/2013             40,000
   25,000   Branch Banking & Trust Co.                             0.44          7/01/2013             25,000
   25,000   Branch Banking & Trust Co.                             0.43         10/24/2013             25,000
   30,000   Canadian Imperial Bank of Commerce                     0.58          5/21/2013             30,000
   20,000   Landesbank Hessen-Thuringen                            0.40          5/13/2013             20,000
   30,000   Lloyds TSB Bank plc                                    0.40          5/02/2013             30,000
   25,000   Mizuho Corporate Bank Ltd.                             0.35          5/15/2013             25,000
   25,000   Mizuho Corporate Bank Ltd.                             0.35          5/21/2013             25,000
   25,000   Rabobank Nederland N.V.                                0.25          6/28/2013             25,000
   25,000   Rabobank Nederland N.V.                                0.25          6/28/2013             25,000
   25,000   Skandinaviska Enskilda Banken AB                       0.35          6/07/2013             25,000
   30,000   Skandinaviska Enskilda Banken AB                       0.54          7/03/2013             30,000
   25,000   Skandinaviska Enskilda Banken AB                       0.29         10/16/2013             25,000
   25,000   Standard Chartered Bank                                0.30          7/08/2013             25,000
   25,000   Standard Chartered Bank                                0.33         12/18/2013             25,000
   25,000   Sumitomo Mitsui Banking Corp.                          0.34          5/21/2013             25,000
   30,000   Sumitomo Mitsui Banking Corp.                          0.27          7/22/2013             30,000
                                                                                                   ----------
                                                                                                      555,000
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (2.0%)
   25,000   Deutsche Bank AG                                       0.41          7/18/2013             25,000
   25,000   Deutsche Bank AG                                       0.41          9/09/2013             25,000
   25,000   UBS AG                                                 0.33         10/08/2013             25,000
   25,000   UBS AG                                                 0.35         10/09/2013             25,000
                                                                                                   ----------
                                                                                                      100,000
                                                                                                   ----------
            GENERAL OBLIGATION (5.0%)
   25,263   Amherst                                                1.25         11/14/2013             25,381
   14,445   Ballston Spa CSD                                       1.00          9/27/2013             14,484
    4,000   Becker ISD (NBGA)                                      1.50          9/04/2013              4,015
   38,000   California                                             2.50          6/20/2013             38,107
   13,000   Duluth ISD (NBGA)                                      1.50          9/20/2013             13,062
   19,298   Honeoye Falls-Lima CSD                                 1.00          6/18/2013             19,316
   21,000   Kenmore-Tonawanda Union Free School District           1.00          6/28/2013             21,023
    4,500   Minnetonka ISD (NBGA)                                  1.50          8/15/2013              4,514
   21,569   North Syracuse CSD                                     1.00          8/16/2013             21,608
   11,000   Schoharie County                                       1.50         11/15/2013             11,036
   50,000   Texas                                                  2.50          8/30/2013             50,375
   28,850   Westhill CSD                                           1.00          6/28/2013             28,882
                                                                                                   ----------
                                                                                                      251,803
                                                                                                   ----------

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1  | USAA Money Market Fund

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            REGIONAL BANKS (2.5%)
  $20,000   Fifth Third Bank                                       0.31%         5/28/2013         $   20,000
   25,000   Norinchukin Bank                                       0.42          5/20/2013             25,000
   25,000   Norinchukin Bank                                       0.29          6/14/2013             25,000
   30,000   Union Bank, N.A.                                       0.28          6/03/2013             30,000
   25,000   Union Bank, N.A.                                       0.27          9/12/2013             25,000
                                                                                                   ----------
                                                                                                      125,000
                                                                                                   ----------
            Total Fixed-Rate Instruments (cost: $1,031,803)                                         1,031,803
                                                                                                   ----------
            COMMERCIAL PAPER (18.5%)

            AIRPORT/PORT (0.3%)
    6,000   San Francisco Airport Commission (LOC -
              Barclays Bank plc)                                   0.16          5/06/2013              6,000
    8,700   San Francisco Airport Commission (LOC -
              Barclays Bank plc)                                   0.16          5/08/2013              8,700
                                                                                                   ----------
                                                                                                       14,700
                                                                                                   ----------
            APPROPRIATED DEBT (0.2%)
    8,000   Los Angeles Municipal Improvement Corp. (LOC -
              Wells Fargo Bank, N.A.)                              0.17          7/08/2013             8,000
                                                                                                   ----------
            ASSET-BACKED FINANCING (6.2%)
   18,258   Fairway Finance Corp. (a),(b)                          0.17          6/03/2013             18,255
   20,000   Hannover Funding Co., LLC (a)                          0.23          5/09/2013             19,999
   35,000   Hannover Funding Co., LLC (a)                          0.22          5/14/2013             34,997
   35,000   Liberty Funding, LLC (a),(b)                           0.18          5/16/2013             34,997
   25,000   Liberty Funding, LLC (a),(b)                           0.21          6/03/2013             24,995
   40,000   LMA Americas, LLC (a),(b)                              0.23          5/02/2013             40,000
   10,000   Manhattan Asset Funding Co., LLC (a),(b)               0.19          5/07/2013             10,000
   20,000   Manhattan Asset Funding Co., LLC (a),(b)               0.21          5/13/2013             19,999
   35,000   Manhattan Asset Funding Co., LLC (a),(b)               0.21          5/23/2013             34,996
    7,278   Nieuw Amsterdam Receivables Corp. (a),(b)              0.12          5/01/2013              7,278
   30,000   Nieuw Amsterdam Receivables Corp. (a),(b)              0.20          7/10/2013             29,988
   30,000   Working Capital Management Co. (a),(b)                 0.20          5/06/2013             29,999
    7,000   Working Capital Management Co. (a),(b)                 0.21          5/10/2013              7,000
                                                                                                   ----------
                                                                                                      312,503
                                                                                                   ----------
            EDUCATION (3.2%)
   25,000   Board of Regents of Univ. of Texas                     0.16          5/06/2013             25,000
   25,000   Board of Regents of Univ. of Texas                     0.16          7/09/2013             25,000
   28,500   Board of Trustees of Michigan State Univ.              0.16          6/06/2013             28,500
   31,000   Emory Univ.                                            0.14          5/06/2013             31,000
   18,000   Emory Univ.                                            0.15          5/20/2013             18,000
   11,292   Univ. of Virginia                                      0.14          6/11/2013             11,290
   19,150   Yale Univ.                                             0.17          7/09/2013             19,144
                                                                                                   ----------
                                                                                                      157,934
                                                                                                   ----------
            EDUCATION SERVICES (0.4%)
   19,200   Cornell Univ.                                          0.22          5/07/2013             19,199
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (1.5%)
   23,651   New York Power Auth.                                   0.16          6/10/2013             23,647
   13,000   San Antonio                                            0.17          8/02/2013             13,000
    8,000   San Antonio                                            0.17          8/07/2013              8,000
   14,000   South Carolina Public Service Auth.                    0.17          5/08/2013             14,000
   15,000   South Carolina Public Service Auth.                    0.16          6/10/2013             15,000
                                                                                                   ----------
                                                                                                       73,647
                                                                                                   ----------

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION (1.1%)
  $10,000   Houston                                                0.20%         5/15/2013         $   10,000
   21,700   Houston                                                0.18          5/16/2013             21,700
   25,000   Texas Public Finance Auth.                             0.18          6/04/2013             25,000
                                                                                                   ----------
                                                                                                       56,700
                                                                                                   ----------
            HEALTH CARE FACILITIES (0.5%)
   25,000   Trinity Health Corp.                                   0.16          6/26/2013             24,994
                                                                                                   ----------
            HOSPITAL (3.6%)
   10,000   Catholic Health Initiatives                            0.19          5/09/2013             10,000
   30,600   Catholic Health Initiatives                            0.16          6/10/2013             30,594
   12,000   Catholic Health Initiatives                            0.17          7/10/2013             11,996
    7,900   Catholic Health Initiatives                            0.21          7/10/2013              7,897
   50,000   Catholic Health Initiatives                            0.17          7/22/2013             49,981
   11,600   Catholic Health Initiatives                            0.19          8/06/2013             11,594
   30,000   Inova Health System                                    0.16          5/13/2013             29,998
   30,000   Inova Health System                                    0.17          7/17/2013             29,989
                                                                                                   ----------
                                                                                                      182,049
                                                                                                   ----------
            MUNICIPAL FINANCE (1.3%)
   10,700   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)          0.13          5/06/2013             10,700
   54,600   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)          0.15          5/06/2013             54,600
                                                                                                   ----------
                                                                                                       65,300
                                                                                                   ----------
            SOFT DRINKS (0.2%)
    8,500   Coca-Cola Co. (a),(b)                                  0.23          6/03/2013              8,498
                                                                                                   ----------
            Total Commercial Paper (cost: $923,524)                                                   923,524
                                                                                                   ----------
            PUT BONDS (0.7%)

            BUILDINGS (0.3%)
   15,000   New York Liberty Dev. Corp.                            0.25         12/01/2049             15,000
                                                                                                   ----------
            HOSPITAL (0.4%)
   20,000   California Statewide Communities Dev. Auth.            0.24          4/01/2037             20,000
                                                                                                   ----------
            Total Put Bonds (cost: $35,000)                                                            35,000
                                                                                                   ----------
            VARIABLE-RATE DEMAND NOTES (59.2%)

            AGRICULTURAL PRODUCTS (2.0%)
    4,840   Bybee Foods, LLC (LOC - Key Bank, N.A.)                0.40         11/01/2026              4,840
    2,100   Dallam County IDC (LOC - Wells Fargo Bank,
              N.A.)                                                0.27          1/01/2027              2,100
   15,000   Indiana Finance Auth.                                  0.26          6/01/2041             15,000
   15,000   Iowa Finance Auth.                                     0.27          6/01/2036             15,000
   25,000   Iowa Finance Auth.                                     0.24          6/01/2039             25,000
   35,000   Iowa Finance Auth.                                     0.26          6/01/2039             35,000
    3,360   Washington Economic Dev. Finance Auth. (LOC -
              Bank of the West)                                    0.45          9/01/2032              3,360
                                                                                                   ----------
                                                                                                      100,300
                                                                                                   ----------

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3  | USAA Money Market Fund

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
PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            AIRLINES (0.8%)
  $38,900   Chicago-O'Hare International Airport (LOC -
              Bayerische Landesbank)                               0.28%         5/01/2035         $   38,900
                                                                                                   ----------
            AIRPORT SERVICES (0.5%)
    9,185   Holland-Sheltair Aviation Funding, LLC (LOC -
              Federal Home Loan Bank of Atlanta)                   0.17          5/01/2035              9,185
   13,525   Holland-Sheltair Aviation Funding, LLC (LOC -
              Federal Home Loan Bank of Atlanta)                   0.17          5/01/2048             13,525
    2,100   San Antonio (LOC - Bank of America, N.A.)              0.42          4/01/2020              2,100
                                                                                                   ----------
                                                                                                       24,810
                                                                                                   ----------
            AIRPORT/PORT (0.5%)
    4,640   Cleveland-Cuyahoga County (LOC - FirstMerit
              Bank, N.A.)                                          0.47          6/01/2031              4,640
    8,600   Denver City and County Airport System (LOC -
              Lloyds TSB Bank plc)                                 0.24         11/15/2025              8,600
    9,875   San Jose Airport (LIQ)(LOC - Deutsche Bank
              A.G.) (a)                                            0.23          3/01/2037              9,875
                                                                                                   ----------
                                                                                                       23,115
                                                                                                   ----------
            ALUMINUM (0.2%)
    7,815   Hancock County (LOC - Wells Fargo Bank, N.A.)          0.42          4/01/2028              7,815
                                                                                                   ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    5,550   St. Charles Parish (LOC - Federal Home Loan
              Bank of Atlanta)                                     0.31          9/01/2024              5,550
                                                                                                   ----------
            APPROPRIATED DEBT (0.4%)
   18,150   Pasadena (LOC - Bank of America, N.A.)                 0.24          2/01/2035             18,150
                                                                                                   ----------
            ASSET-BACKED FINANCING (0.0%)
    2,430   Capital Markets Access Co., LLC (LOC -
              Federal Home Loan Bank of Atlanta)                   0.21          8/01/2031              2,430
                                                                                                   ----------
            AUTO PARTS & EQUIPMENT (0.4%)
    2,605   Dayton Wheel Concepts, Inc. (LOC - PNC Bank,
              N.A.)                                                0.21          5/01/2024              2,605
    4,940   Illinois Finance Auth. (LOC - Federal Home
              Loan Bank of Chicago)                                0.35          7/01/2040              4,940
    3,400   Savanna (LOC - Bank of America, N.A.)                  0.54          5/01/2019              3,400
   10,000   Shelbyville (LOC - Bank of Tokyo-Mitsubishi
              UFJ, Ltd.)                                           0.24          4/01/2035             10,000
                                                                                                   ----------
                                                                                                       20,945
                                                                                                   ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
   10,120   Franklin IDB (LOC - Fifth Third Bank)                  0.37          4/01/2030             10,120
                                                                                                   ----------
            AUTOMOTIVE RETAIL (0.1%)
      985   Athens-Clarke County (LOC - SunTrust Bank)             0.41         12/01/2024                985
    2,998   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
              Bank, N.A.)                                          0.21          5/01/2015              2,998
    2,020   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
              Bank, N.A.)                                          0.21          3/01/2021              2,020
                                                                                                   ----------
                                                                                                        6,003
                                                                                                   ----------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            BUILDING PRODUCTS (0.9%)
  $ 3,760   Atchison (LOC - Key Bank, N.A.)                        0.39%         1/01/2033         $    3,760
    4,030   Cornell Iron Works, Inc. (LOC - Bank of
              America, N.A.)                                       0.40          4/01/2019              4,030
    2,940   Delaware EDA (LOC - Key Bank, N.A.)                    0.39          4/01/2023              2,940
    4,000   Manhattan IDB (LOC - JPMorgan Chase Bank,
              N.A.)                                                0.22          4/01/2028              4,000
    6,285   Moondance Enterprises, LP (LOC - PNC Bank,
              N.A.)                                                0.21         11/01/2020              6,285
    2,700   Sheridan (LOC - PNC Bank, N.A.)                        0.31          8/01/2020              2,700
    2,400   Tazewell County IDA (LOC - PNC Bank, N.A.)             0.31          2/01/2017              2,400
    3,400   Union County (LOC - SunTrust Bank)                     0.41         10/01/2027              3,400
    3,180   Vulcan, Inc. (LOC - Branch Banking & Trust Co.)        0.20          7/01/2021              3,180
   10,000   Warren County (LOC - JPMorgan Chase Bank,
              N.A.)                                                0.38         12/01/2031             10,000
    2,800   West Des Moines (LOC - Wells Fargo Bank,
              N.A.)                                                0.42          4/01/2025              2,800
                                                                                                   ----------
                                                                                                       45,495
                                                                                                   ----------
            BUILDINGS (0.2%)
    9,000   Miami-Dade County IDA (LOC - Manufacturers
              & Traders Trust Co.)                                 0.27         11/01/2042              9,000
                                                                                                   ----------
            COMMERCIAL PRINTING (0.4%)
    2,733   Fairway, LLC (LOC - Federal Home Loan Bank
              of San Francisco)                                    0.18         12/01/2023              2,733
    7,375   Harnett County Industrial Facilities & Pollution
              Control Financing Auth. (LOC - PNC Bank, N.A.)       0.29          9/01/2019              7,375
    2,015   John E. Staten Properties, Inc. (LOC - PNC
              Bank, N.A.)                                          0.25         10/01/2021              2,015
    3,800   South Carolina Jobs EDA (LOC - Wells Fargo
              Bank, N.A.)                                          0.36          4/01/2033              3,800
    1,500   Summit County Port Auth. (LOC - Key Bank,
              N.A.)                                                0.39          7/01/2023              1,500
                                                                                                   ----------
                                                                                                       17,423
                                                                                                   ----------
            COMMUNITY SERVICE (1.4%)
   23,225   California Infrastructure and Economic Dev.
              Bank (LOC - Bank of America, N.A.)                   0.24          7/01/2034             23,225
   11,600   Jackson County IDA (LOC - Commerce Bank,
              N.A.)                                                0.25          7/01/2025             11,600
    2,915   Rhode Island Health and Educational Building
              Corp. (LOC - RBS Citizens, N.A.)                     0.28         12/01/2036              2,915
    7,505   Toledo Lucas County Port Auth. (LOC - Fifth
              Third Bank)                                          0.32          9/01/2019              7,505
    8,450   Village of Morton Grove (LOC - Bank of
              America, N.A.)                                       0.31         12/01/2041              8,450
   16,305   Wisconsin Public Finance Auth. (LOC - Fifth
              Third Bank)                                          0.30          2/01/2042             16,305
                                                                                                   ----------
                                                                                                       70,000
                                                                                                   ----------
            COMPUTER STORAGE & PERIPHERALS (0.0%)
    1,765   Alameda County IDA (LOC - Bank of the West)            0.51         12/01/2040              1,765
                                                                                                   ----------
            CONSTRUCTION & ENGINEERING (0.4%)
   17,555   Boland Holdings, LLC (LOC - PNC Bank, N.A.)            0.20         12/01/2039             17,555
                                                                                                   ----------

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5  | USAA Money Market Fund

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
PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
  $ 4,990   M-B Companies, Inc. (LOC - U.S. Bank, N.A.)            0.29%         3/01/2048         $    4,990
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.3%)
    1,855   Franklin IDB (LOC - Federal Home Loan Bank of
              Chicago)                                             0.33          7/01/2032              1,855
    8,900   Paulding County (LOC - Bayerische
              Landesbank)                                          0.41          8/01/2026              8,900
    3,230   Schmitz Ready Mix, Inc. (LOC - Federal Home
              Loan Bank of Chicago)                                0.23          4/01/2046              3,230
                                                                                                   ----------
                                                                                                       13,985
                                                                                                   ----------
            DISTILLERS & VINTNERS (0.0%)
    2,000   Kentucky Rural EDA (LOC - PNC Bank, N.A.)              0.31         10/01/2016              2,000
                                                                                                   ----------
            DISTRIBUTORS (0.3%)
   15,980   Bhavnani, LLC (LOC - U.S. Bank, N.A.)                  0.20          5/01/2038             15,980
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
    6,500   Port of Port Arthur Navigation District                0.37          4/01/2033              6,500
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.0%)
      800   Lancaster IDA (LOC - Fulton Bank)                      1.80          1/01/2015                800
    1,115   Lancaster IDA (LOC - Fulton Bank)                      1.80          1/01/2027              1,115
                                                                                                   ----------
                                                                                                        1,915
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (4.1%)
    6,150   Fiore Capital, LLC (LOC - Harris Bank, N.A.)           0.22          8/01/2045              6,150
    7,000   Fiore Capital, LLC (LOC - Harris Bank, N.A.)           0.22          8/01/2045              7,000
   47,785   New York City Housing Dev. Corp. (LOC -
              Landesbank Hessen-Thuringen)                         0.21          6/01/2039             47,785
   55,150   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                         0.33          5/01/2042             55,150
   15,625   NPJ Properties, LP (LOC - Manufacturers &
              Traders Trust Co.)                                   0.55          2/01/2027             15,625
   29,540   Paca-Pratt Associates, Inc. (LOC -
              Manufacturers & Traders Trust Co.)                   0.55          1/01/2038             29,540
    8,066   Pinnacle Properties Dev. Group, LLC (LOC -
              Federal Home Loan Bank of Cincinnati)                0.20          6/15/2041              8,066
    4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)          0.25         12/01/2033              4,900
   11,345   Scion Real Estate Investments, LLC (LOC - Fifth
              Third Bank)                                          0.32          1/02/2048             11,345
    1,080   Secor Realty, Inc. (LOC - PNC Bank, N.A.)              0.21          4/01/2020              1,080
    4,300   Stice-Hill Holding, LC (LOC - Hancock Bank of
              Louisiana)                                           1.50         12/01/2023              4,300
   13,850   Stobro Co., LP (LOC - Federal Home Loan Bank
              of Pittsburgh)                                       0.33          1/01/2032             13,850
                                                                                                   ----------
                                                                                                      204,791
                                                                                                   ----------
            EDUCATION (2.5%)
   17,650   Amherst IDA (LOC - Manufacturers & Traders
              Trust Co.)                                           0.27         10/01/2031             17,650
    7,645   Colorado Educational and Cultural Facilities
              Auth. (LOC - Fifth Third Bank)                       0.30          1/01/2029              7,645
    2,000   Colorado Educational and Cultural Facilities
              Auth. (LOC - Sovereign Bank)                         0.91          7/01/2037              2,000
   10,000   Massachusetts Dev. Finance Agency (LOC -
              RBS Citizens, N.A.)                                  0.19          7/01/2043             10,000

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,245   Minnesota Higher Education Facilities Auth.
              (LOC - U.S. Bank, N.A.)                              0.19%         4/01/2027         $    2,245
   14,755   Missouri Health and Educational Facilities Auth.
              (LOC - Fifth Third Bank)                             0.30          7/15/2037             14,755
    7,175   Multnomah County (LOC - Key Bank, N.A.)                0.21         12/01/2029              7,175
    4,040   Nebraska Elementary and Secondary School
              Finance Auth. (LOC - Fifth Third Bank)               0.30          9/01/2029              4,040
    3,425   New York City IDA (LOC - JPMorgan Chase
              Bank, N.A.)                                          0.26         12/01/2034              3,425
    6,305   Oakland County EDC (LOC - Comerica Bank, N.A.)         0.27         12/01/2032              6,305
    4,200   Ohio Higher Education Facility (LOC - Key Bank,
              N.A.)                                                0.34          1/01/2018              4,200
    9,755   Ohio Higher Education Facility (LOC - Fifth Third
              Bank)                                                0.31          9/01/2030              9,755
    4,315   Rhode Island Health and Educational Building
              Corp. (LOC - RBS Citizens, N.A.)                     0.25          4/01/2035              4,315
    3,735   Rockland County IDA (LOC - TD Bank, N.A.)              0.17          5/01/2034              3,735
    9,595   Summit County (LOC - Fifth Third Bank)                 0.28          8/01/2030              9,595
   10,425   Washington Higher Education Facilities Auth.           0.26         10/01/2031             10,425
    9,220   Will County (LOC - Fifth Third Bank)                   0.33         12/01/2025              9,220
                                                                                                   ----------
                                                                                                      126,485
                                                                                                   ----------
            EDUCATION SERVICES (2.0%)
    7,728   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)      1.17          1/01/2025              7,728
    1,955   Educational Management Corp. (LOC - Old
              National Bank)                                       0.25          5/01/2023              1,955
    7,850   Frisch School (LOC - Sovereign Bank)                   0.88          5/01/2036              7,850
      380   Grove City Church of the Nazarene (LOC - PNC
              Bank, N.A.)                                          0.25          2/01/2024                380
    2,920   Indian Creek Christian Church, Inc. (LOC - Fifth
              Third Bank)                                          0.32          1/01/2056              2,920
   15,955   Indiana Educational Facilities Auth. (LOC - RBS
              Citizens, N.A.)                                      0.30         10/01/2029             15,955
    4,000   Lexington-Fayette Urban County Government
              (LOC - Fifth Third Bank)                             0.32          1/01/2033              4,000
    7,055   Loganville Christian Academy, Inc. (LOC - Key
              Bank, N.A.)                                          0.33          6/01/2038              7,055
   14,000   New Jersey EDA (LOC - Sovereign Bank)                  0.88          5/01/2036             14,000
    5,750   Rhode Island EDC (LOC - RBS Citizens, N.A.)            0.27          3/01/2038              5,750
    9,470   Rhode Island Health and Educational Building
              Corp. (LOC - RBS Citizens, N.A.)                     0.23          6/01/2035              9,470
   20,030   Saddleback Valley Community Church (LOC -
              Federal Home Loan Bank of San Francisco)             0.15         11/01/2038             20,030
      920   St. Louis County IDA (LOC - Fifth Third Bank)          0.32          9/01/2038                920
    3,230   Summit Country Day School (LOC - U.S. Bank, N.A.)      0.40          2/01/2019              3,230
                                                                                                   ----------
                                                                                                      101,243
                                                                                                   ----------
            ELECTRIC UTILITIES (10.4%)
   19,500   Appling County Dev. Auth.                              0.23         12/01/2018             19,500
   49,900   Appling County Dev. Auth.                              0.20          9/01/2041             49,900
   20,000   Burke County Dev. Auth.                                0.20          7/01/2049             20,000
   20,000   California Financing Auth. (LOC - JPMorgan
              Chase Bank, N.A.)                                    0.17         11/01/2026             20,000
    3,000   Dade County IDA                                        0.20          6/01/2021              3,000
   25,000   Emery County (LOC - JPMorgan Chase Bank, N.A.)         0.21          7/01/2015             25,000
   28,100   Escambia County                                        0.22          4/01/2039             28,100
   38,300   Garfield County Industrial Auth.                       0.34          1/01/2025             38,300
    4,800   Heard County Dev. Auth.                                0.23         12/01/2037              4,800

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $18,100   Indiana Dev. Finance Auth.                             0.49%        12/01/2038         $   18,100
    2,730   Jackson County                                         0.21          7/01/2022              2,730
   20,000   Louisa County                                          0.26          9/01/2016             20,000
   30,000   Louisa County                                          0.26         10/01/2024             30,000
   22,000   Martin County                                          0.22          7/15/2022             22,000
   15,000   Miami-Dade County IDA                                  0.25          2/01/2023             15,000
   10,600   Mississippi Business Finance Corp.                     0.21          7/01/2025             10,600
    9,400   Mississippi Business Finance Corp.                     0.23         12/01/2027              9,400
   13,520   Mississippi Business Finance Corp.                     0.21          5/01/2028             13,520
    7,250   Mobile IDB                                             0.25          9/01/2031              7,250
   20,000   Muskogee Industrial Trust                              0.30          6/01/2027             20,000
   20,800   Putnam County IDA                                      0.20          4/01/2032             20,800
   30,000   St. Lucie County                                       0.25          5/01/2024             30,000
   91,400   St. Lucie County                                       0.20          9/01/2028             91,400
                                                                                                   ----------
                                                                                                      519,400
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.7%)
   10,000   Chatom IDB (NBGA)                                      0.37          8/01/2041             10,000
   24,880   New York Energy Research & Dev. Auth. (LOC -
              Royal Bank of Scotland plc)                          0.21         12/01/2027             24,880
                                                                                                   ----------
                                                                                                       34,880
                                                                                                   ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      845   Tucson IDA (LOC - JPMorgan Chase Bank, N.A.)           0.46          8/01/2025                845
                                                                                                   ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,785   Putnam County IDA (LOC - RBS Citizens, N.A.)           0.29          7/01/2032              2,785
                                                                                                   ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    8,900   New York State Environmental Facilities Corp.
              (LOC - JPMorgan Chase Bank, N.A.)                    0.27          5/01/2019              8,900
                                                                                                   ----------
            FOOD DISTRIBUTORS (0.4%)
    2,400   Alameda County IDA (LOC - Comerica Bank, N.A.)         0.34         12/01/2040              2,400
    2,060   Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)        0.21          6/01/2022              2,060
    4,572   CCO, LLC (LOC - Fifth Third Bank)                      0.37          9/01/2024              4,572
    8,640   Putnam County IDA (LOC - JPMorgan Chase
              Bank, N.A.)                                          0.16         12/01/2024              8,640
                                                                                                   ----------
                                                                                                       17,672
                                                                                                   ----------
            FOOD RETAIL (0.2%)
    7,820   Saubels Market, Inc. (LOC - Fulton Bank)               1.80          5/01/2034              7,820
                                                                                                   ----------
            FOREST PRODUCTS (0.1%)
    4,555   Rex Lumber, LLC (LOC - Federal Home Loan
              Bank of Dallas)                                      0.20          2/01/2022              4,555
                                                                                                   ----------
            GENERAL MERCHANDISE STORES (0.1%)
    6,000   Marion EDA (LOC - Key Bank, N.A.)                      0.40          2/01/2035              6,000
                                                                                                   ----------
            GENERAL OBLIGATION (2.6%)
    7,500   Bridgeview (LOC - Harris Bank, N.A.)                   0.26         12/01/2038              7,500
   25,320   Chicago Board of Education (LOC - JPMorgan
              Chase Bank, N.A.)                                    0.18          3/01/2035             25,320
   11,535   Covington (LOC - U.S. Bank, N.A.)                      0.40         12/01/2029             11,535

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $13,865   Fiddler's Business Improvement District (LOC -
              Key Bank, N.A.)                                      0.33%        12/01/2037         $   13,865
   25,000   Fiddler's Business Improvement District (LOC -
              Key Bank, N.A.)                                      0.29         12/01/2038             25,000
    9,475   Michigan Charter Township of Commerce (LOC -
              Comerica Bank, N.A.)                                 0.26         10/01/2018              9,475
   34,745   Michigan Charter Township of Commerce (LOC -
              Federal Home Loan Bank of Boston)                    0.20         10/01/2034             34,745
    4,800   New York City (LOC - KBC Bank N.V.)                    0.23          8/01/2038              4,800
                                                                                                   ----------
                                                                                                      132,240
                                                                                                   ----------
            HEALTH CARE FACILITIES (4.6%)
   12,330   Bronson Lifestyle Improvement & Research
              Center (LOC - Fifth Third Bank)                      0.29          9/01/2030             12,330
    6,410   Capital Markets Access Co., LLC (LOC -
              Comerica Bank, N.A.)                                 0.21          7/01/2025              6,410
      800   Columbia County Capital Resource Corp. (LOC -
              HSBC Bank USA)                                       0.25          7/01/2015                800
    2,265   Columbia County IDA (LOC - HSBC Bank USA)              0.25          7/01/2027              2,265
    3,010   Community Behavioral Healthcare Cooperative
              of Pennsylvania (LOC - Fulton Bank)                  1.80          9/01/2027              3,010
    3,160   Crozer Keystone Health System (LOC - TD
              Bank, N.A.)                                          0.30         12/15/2021              3,160
    1,235   District of Columbia (LOC - Manufacturers &
              Traders Trust Co.)                                   0.55          7/01/2032              1,235
    4,215   Dunn Nursing Home, Inc. (LOC - Federal Home
              Loan Bank of Atlanta)                                0.20          2/01/2024              4,215
    3,576   Four Flags Properties, Inc. (LOC - Fifth Third
              Bank)                                                0.37         10/01/2028              3,576
    7,755   Genoa Medical Dev., LLC (LOC - Fifth Third
              Bank)                                                0.32         12/01/2045              7,755
    5,180   Hamot Surgery Center, LLC (LOC - PNC Bank,
              N.A.)                                                0.21          7/01/2030              5,180
   10,700   Healthcare Network Properties, LLC (LOC -
              PNC Bank, N.A.)                                      0.20          1/01/2029             10,700
    4,925   Heart Property, LLC (LOC - PNC Bank, N.A.)             0.21          7/01/2026              4,925
    5,190   IHA Capital Dev., LLC (LOC - Fifth Third Bank)         0.32          6/01/2053              5,190
    9,400   Indiana Finance Auth. (LOC - Bank of America,
              N.A.)                                                0.23          4/01/2038              9,400
    1,955   Indiana Finance Auth. (LOC - Bank of America,
              N.A.)                                                0.38          4/01/2038              1,955
    1,950   Labcon North America (LOC - Bank of the West)          0.51          1/01/2040              1,950
    4,880   Louisiana Public Facilities Auth. (LOC - Capital
              One, N.A.)                                           0.76          7/01/2028              4,880
    4,330   MCE MOB IV, LP (LOC - PNC Bank, N.A.)                  0.20          8/01/2022              4,330
    3,640   Medical Center of Athens (LOC - Federal Home
              Loan Bank of Atlanta)                                0.25          9/01/2032              3,640
    7,685   Medical Properties Investment Co. (LOC - Fifth
              Third Bank)                                          0.32         11/01/2035              7,685
    7,840   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)            0.20          8/01/2030              7,840
   12,800   MMC Corp. (LOC - JPMorgan Chase Bank,
              N.A.)                                                0.60         11/01/2035             12,800
   12,160   New Tristate Ventures, LLC (LOC - Fifth Third
              Bank)                                                0.32          5/01/2026             12,160
    3,205   Ohio Presbyterian Retirement Services (LOC -
              PNC Bank, N.A.)                                      0.21          7/01/2033              3,205
    4,505   Onondaga County IDA (LOC - HSBC Bank USA)              0.25          1/01/2023              4,505
   19,960   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)            0.20         12/01/2037             19,960
    6,915   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                          0.32          8/01/2037              6,915
    4,815   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                          0.32          8/01/2037              4,815

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 3,115   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                          0.32%         8/01/2037         $    3,115
    4,005   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                          0.32          8/01/2037              4,005
    2,235   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                          0.32          8/01/2037              2,235
    2,650   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                          0.32          8/01/2037              2,650
    1,625   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                          0.32          8/01/2037              1,625
   24,070   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                          0.32          8/01/2037             24,070
    5,885   Sawmill Creek Lodge Co. (LOC - Fifth Third
              Bank)                                                0.37         10/01/2026              5,885
    5,955   Wisconsin Health and Educational Facilities
              Auth. (LOC - KBC Bank N.V.)                          0.54          3/01/2038              5,955
    3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)         0.25         12/01/2014              3,400
                                                                                                   ----------
                                                                                                      229,731
                                                                                                   ----------
            HEALTH CARE SERVICES (0.3%)
    7,975   Central Ohio Medical Textiles (LOC - PNC Bank, N.A.)   0.20          3/01/2023              7,975
    6,540   Kaneville Road Joint Venture (LOC - Federal
              Home Loan Bank of Chicago)                           0.25         11/01/2032              6,540
                                                                                                   ----------
                                                                                                       14,515
                                                                                                   ----------
            HEALTH MISCELLANEOUS (0.1%)
    2,060   Kent Hospital Finance Auth. (LOC - Fifth Third Bank)   0.32         10/01/2041              2,060
    4,585   Michigan Strategic Fund Ltd. (LOC - Fifth Third
              Bank)                                                0.32          8/01/2023              4,585
                                                                                                   ----------
                                                                                                        6,645
                                                                                                   ----------
            HOME FURNISHINGS (0.2%)
    3,815   Caddo Parish IDB (LOC - Capital One, N.A.)             0.47          7/01/2024              3,815
    4,620   California Infrastructure and Economic Dev.
              Bank (NBGA)                                          0.23         11/01/2029              4,620
      295   Maryland EDC (LOC - Manufacturers & Traders
              Trust Co.)                                           0.55          8/01/2016                295
                                                                                                   ----------
                                                                                                        8,730
                                                                                                   ----------
            HOME IMPROVEMENT RETAIL (0.3%)
    6,775   Brookhaven IDA (LOC - Capital One, N.A.)               0.51          1/01/2025              6,775
    7,400   Savannah EDA (LOC - SunTrust Bank)                     0.32          8/01/2025              7,400
                                                                                                   ----------
                                                                                                       14,175
                                                                                                   ----------
            HOSPITAL (2.5%)
    3,655   Albany IDA (LOC - RBS Citizens, N.A.)                  0.80          5/01/2035              3,655
    2,930   Fayette County (LOC - PNC Bank, N.A.)                  0.20          8/01/2023              2,930
    3,275   Johnson City Health and Educational Facilities
              Board (LOC - U.S. Bank, N.A.)                        0.18          7/01/2033              3,275
    5,000   Massachusetts Health and Educational Facilities
              Auth. (LOC - JPMorgan Chase Bank, N.A.)              0.20         10/01/2049              5,000
    7,500   Michigan Hospital Finance Auth. (LOC - Fifth
              Third Bank)                                          0.33         12/01/2032              7,500
    7,500   Michigan Hospital Finance Auth. (LOC - Fifth
              Third Bank)                                          0.33         12/01/2032              7,500
   15,960   Mountain States Health Alliance (LOC - Mizuho
              Corporate Bank, Ltd.)                                0.18          7/01/2026             15,960

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $10,000   Nassau Health Care Corp. (LOC - JPMorgan
              Chase Bank, N.A.)                                    0.19%         8/01/2022         $   10,000
   14,000   Pinellas County Health Facilities Auth. (LOC -
              SunTrust Bank)                                       0.23          7/01/2034             14,000
   21,000   Sullivan County Health, Educational & Housing
              Facilities Board (LOC - JPMorgan Chase Bank, N.A.)   0.21          9/01/2032             21,000
    7,225   Sweetwater County (LOC - Key Bank, N.A.)               0.31          9/01/2037              7,225
   17,625   Sweetwater County (LOC - Key Bank, N.A.)               0.42          9/01/2037             17,625
      275   Virginia Commonwealth Univ. Health System
              Auth. (LOC - Wells Fargo Bank, N.A.)                 0.18          7/01/2030                275
    9,125   West Virginia State Hospital Finance Auth. (LOC -
              Fifth Third Bank)                                    0.34         10/01/2033              9,125
                                                                                                   ----------
                                                                                                      125,070
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
    2,915   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)           0.23         12/01/2028              2,915
    2,040   Doghouse Properties, LLC (LOC - Federal
            Home Loan Bank of Atlanta)                             0.30          5/01/2027              2,040
   11,955   Forward Corp. (LOC - Fifth Third Bank)                 0.32         12/01/2030             11,955
    2,000   Massachusetts Port Auth. (LOC - Royal Bank of
              Scotland plc)                                        0.75          3/01/2018              2,000
                                                                                                   ----------
                                                                                                       18,910
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    3,300   Guymon Utilities Auth. (LOC - Bank of the West)        0.40          2/01/2023              3,300
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.2%)
    4,255   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)       0.21          5/01/2021              4,255
    2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)                   0.31          3/01/2029              2,075
      840   Michigan Strategic Fund Ltd. (LOC - Fifth Third
              Bank)                                                0.38          3/01/2023                840
    2,500   Trumbull County (LOC - Key Bank, N.A.)                 0.39          4/01/2017              2,500
                                                                                                   ----------
                                                                                                        9,670
                                                                                                   ----------
            INTEGRATED OIL & GAS (0.4%)
   20,000   Calhoun County Navigation IDA                          0.26          1/01/2024             20,000
                                                                                                   ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    7,170   South Central Communications Corp. (LOC -
              Fifth Third Bank)                                    0.32          4/01/2018              7,170
                                                                                                   ----------
            LEISURE FACILITIES (0.3%)
    5,180   Cattail Creek Country Club, Inc. (LOC -
              Manufacturers & Traders Trust Co.)                   0.55          3/01/2031              5,180
    9,400   Turfway Park, LLC (LOC - Bank of America, N.A.)        0.55          7/01/2022              9,400
                                                                                                   ----------
                                                                                                       14,580
                                                                                                   ----------
            LEISURE PRODUCTS (0.2%)
    5,965   Charter Lakes Capital, LLC (LOC - U.S. Bank, N.A.)     0.28         10/01/2046              5,965
    2,110   Rhode Island Industrial Facilities Corp. (LOC -
              TD Bank, N.A.)                                       0.28          2/01/2021              2,110
    3,010   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)          0.28          6/01/2033              3,010
                                                                                                   ----------
                                                                                                       11,085
                                                                                                   ----------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.3%)
  $ 2,000   Lavonia O Frick Family Trust (LOC - Federal
              Home Loan Bank of Atlanta)                           0.20%        12/01/2026         $    2,000
   13,355   Lavonne Johnson Life Insurance Trust (LOC -
              Federal Home Loan Bank of Atlanta)                   0.20          6/01/2031             13,355
    1,850   Ronald Ray Irrevocable Life Insurance Trust
              (LOC - Federal Home Loan Bank of Atlanta)            0.20          8/01/2022              1,850
                                                                                                   ----------
                                                                                                       17,205
                                                                                                   ----------
            MARINE (0.1%)
    5,655   Washington Economic Dev. Finance Auth. (LOC -
              Key Bank, N.A.)                                      0.60          3/01/2037              5,655
                                                                                                   ----------
            MISCELLANEOUS (0.4%)
   22,065   Michigan Municipal Bond Auth. (LOC - Fifth
              Third Bank)                                          0.32         11/01/2037             22,065
                                                                                                   ----------
            MULTIFAMILY HOUSING (2.5%)
    8,285   Alabama Housing Finance Auth. (LOC - U.S.
              Bank, N.A.)                                          0.25          4/01/2037              8,285
   10,150   Dallas Housing Finance Corp. (LIQ)(NBGA) (a)           1.00          9/01/2019             10,150
    3,420   Montana Board of Housing (LIQ)(NBGA) (a)               1.00         10/01/2033              3,420
   10,000   Nebraska Investment Finance Auth. (LOC -
              Citibank, N.A.)                                      0.25         10/01/2042             10,000
    4,885   Nevada Housing Division (LOC - Citibank, N.A.)         0.31         10/01/2035              4,885
    3,150   New York Housing Finance Agency (LOC -
              Citibank, N.A.)                                      0.27          5/01/2037              3,150
   20,000   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                         0.24         11/01/2038             20,000
    3,840   New York Housing Finance Agency (LOC -
              Citibank, N.A.)                                      0.27          5/01/2039              3,840
    6,600   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                         0.21         11/01/2041              6,600
   24,150   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                         0.26         11/01/2041             24,150
    4,360   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                         0.23         11/01/2044              4,360
    6,000   New York Housing Finance Agency (LOC -
              Wells Fargo Bank, N.A.)                              0.19         11/01/2049              6,000
      500   Phoenix IDA (LOC - Bank of America, N.A.)              0.31          4/01/2033                500
    6,805   Southeast Texas Housing Finance Corp.
              (LIQ)(NBGA) (a)                                      1.00          6/01/2019              6,805
    6,825   Texas Department of Housing & Community
              Affairs (LOC - Citibank, N.A.)                       0.24         12/01/2039              6,825
    1,010   Vermont Housing Finance Agency (LOC - Key
              Bank, N.A.)                                          0.39          1/01/2038              1,010
    5,310   Washington Housing Finance Commission
              (LIQ)(NBGA) (a)                                      1.00         10/01/2033              5,310
      930   Washington Housing Finance Commission (LOC -
              Mizuho Corporate Bank, Ltd.)                         0.25          6/15/2037                930
                                                                                                   ----------
                                                                                                      126,220
                                                                                                   ----------
            NURSING/CCRC (2.0%)
    2,505   Berks County Municipal Auth. (LOC - Citizens
              Bank of Pennsylvania)                                0.22          5/15/2022              2,505
    4,600   Bucks County IDA (LOC - Citizens Bank of
              Pennsylvania)                                        0.26          1/01/2037              4,600
   14,080   Butler County (LOC - Citizens Bank of
              Pennsylvania)                                        0.26         10/01/2042             14,080

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 4,275   Butler County Hospital Auth. (LOC - Citizens
              Bank of Pennsylvania)                                0.22%        10/01/2042         $    4,275
    9,390   Delaware County Auth. (LOC - Citizens Bank of
              Pennsylvania)                                        0.25          4/01/2030              9,390
    4,200   Harrisonburg IDA (LOC - Branch Banking & Trust Co.)    0.25          4/01/2036              4,200
   41,400   Illinois Finance Auth. (LOC - JPMorgan Chase
              Bank, N.A.)                                          0.25          9/01/2031             41,400
    1,850   Indiana Finance Auth. (LOC - Federal Home
              Loan Bank of Indianapolis)                           0.32          7/01/2029              1,850
   13,925   Jackson County EDC (LOC - Bank of America, N.A.)       0.28         11/01/2031             13,925
    1,200   Lynchburg Redevelopment & Housing Auth.
              (LOC - Manufacturers & Traders Trust Co.)            0.55         12/01/2034              1,200
    1,035   Roanoke County EDA (LOC - Branch Banking &
              Trust Co.)                                           1.20         10/01/2028              1,035
                                                                                                   ----------
                                                                                                       98,460
                                                                                                   ----------
            PACKAGED FOODS & MEAT (1.0%)
    3,640   Brewster Dairy, Inc. (LOC - Bank of Montreal)          0.21          4/03/2023              3,640
   12,300   Indianapolis Recovery Zone Facility (LOC - Fifth
              Third Bank)                                          0.32         12/01/2030             12,300
    2,635   Lancaster IDA (LOC - Fulton Bank)                      1.80          6/01/2027              2,635
    1,105   Laurel County (LOC - Rabobank Nederland N.V.)          0.44          3/01/2015              1,105
    4,000   Michigan Strategic Fund Ltd. (LOC - AgriBank, FCB)     0.28          6/01/2024              4,000
    7,500   Optima Municipal Auth. (LOC - Bank of the West)        0.40          9/01/2023              7,500
    5,760   Oregon State Economic Dev. (LOC - Key Bank, N.A.)      0.39          2/01/2037              5,760
    7,500   Premier Mushrooms, Inc. (LOC - CoBank, ACB)            0.20         12/01/2037              7,500
    4,860   St. Tammany Parish (LOC - Federal Home Loan
              Bank of Dallas)                                      0.26          7/01/2022              4,860
                                                                                                   ----------
                                                                                                       49,300
                                                                                                   ----------
            PAPER PACKAGING (0.0%)
      500   Village of Addison (LOC - RBS Citizens, N.A.)          0.86          7/01/2021                500
      985   Washington Finance EDA (LOC - Wells Fargo
              Bank, N.A.)                                          0.25          4/01/2033                985
                                                                                                   ----------
                                                                                                        1,485
                                                                                                   ----------
            PAPER PRODUCTS (0.1%)
    1,035   Jackson Paper Co. (LOC - Federal Home Loan
              Bank of Atlanta)                                     0.30          4/01/2027              1,035
    5,600   Willacoochee Dev. Auth. (LOC - Federal Home
              Loan Bank of Atlanta)                                0.32          5/01/2021              5,600
                                                                                                   ----------
                                                                                                        6,635
                                                                                                   ----------
            PERSONAL PRODUCTS (0.0%)
    1,890   Suffolk County IDA (LOC - Citibank, N.A.)              0.64         12/01/2019              1,890
                                                                                                   ----------
            PHARMACEUTICALS (1.5%)
    7,000   Montgomery County IDA (LOC - Landesbank
              Hessen-Thuringen)                                    1.03          4/01/2022              7,000
   20,000   New Hampshire Business Finance Auth. (LOC -
              Landesbank Hessen-Thuringen)                         1.03         11/01/2020             20,000
   19,500   New Hampshire Business Finance Auth. (LOC -
              Landesbank Hessen-Thuringen)                         1.03          9/01/2025             19,500

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $30,000   New Hampshire Business Finance Auth. (LOC -
              Landesbank Hessen-Thuringen)                         1.03%         4/01/2030         $   30,000
                                                                                                   ----------
                                                                                                       76,500
                                                                                                   ----------
            PUBLISHING (0.1%)
    4,180   Falls Church EDA (LOC - Citibank, N.A.)                0.28          7/01/2021              4,180
    1,880   Washington Economic Dev. Finance Auth. (LOC -
              U.S. Bank, N.A.)                                     0.36          1/01/2033              1,880
                                                                                                   ----------
                                                                                                        6,060
                                                                                                   ----------
            REAL ESTATE OPERATING COMPANIES (4.6%)
    3,745   Beaver Creek Enterprises, Inc. (LOC - PNC
              Bank, N.A.)                                          0.21          3/02/2020              3,745
    2,965   Cain Capital Investments, LLC (LOC - Federal
              Home Loan Bank of Cincinnati)                        0.32         10/01/2046              2,965
   31,500   Carew Realty, Inc. (LOC - Fifth Third Bank)            0.32          5/01/2037             31,500
    6,165   Congress Commons, LLC (LOC - Federal Home
              Loan Bank of Chicago)                                0.29         12/01/2050              6,165
    8,600   Contra Costa County (LOC - Bank of America, N.A.)      0.21          4/15/2046              8,600
   11,720   Delos, LLC (LOC - Sovereign Bank)                      1.50          3/01/2037             11,720
    7,040   Donegal Crossing Associates, LLC (LOC -
              Federal Home Loan Bank of Pittsburgh)                0.28          8/15/2027              7,040
    5,050   East Hempfield IDA (LOC - Fulton Bank)                 1.55         10/15/2026              5,050
    4,600   EMF, LLC (LOC - Comerica Bank, N.A.)                   0.34          6/01/2042              4,600
    5,415   Forsyth County (LOC - Fifth Third Bank)                0.36          1/01/2037              5,415
    3,820   Fountains Apartments, LLC (LOC - Fifth Third Bank)     0.30          9/01/2036              3,820
    1,750   Fulton County Housing Auth. (LOC - Federal
              Home Loan Bank of Atlanta)                           0.17          2/01/2041              1,750
    7,000   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)          0.32         12/01/2023              7,000
    6,425   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)          0.32         12/01/2044              6,425
    2,355   Hickory Creek Apartments, LLC (LOC - Fifth
              Third Bank)                                          0.30          9/01/2036              2,355
      900   Indianapolis (LOC - RBS Citizens, N.A.)                0.46         11/01/2042                900
    2,055   Islip IDA (LOC - Citibank, N.A.)                       0.53         12/01/2020              2,055
    3,219   J Investments, LLC (LOC - Fifth Third Bank)            0.32         12/01/2055              3,219
    6,950   Koar D' Iberville Center (LOC - Federal Home
              Loan Bank of Dallas)                                 0.30          1/01/2033              6,950
    5,180   Lodge Apartments Holdings, LLC (LOC - Mizuho
              Corporate Bank, Ltd.)                                0.26          3/01/2026              5,180
   10,000   Metropolitan Government Nashville and
              Davidson County Health and Educational
              Facilities Board (LOC - Fifth Third Bank)            0.34          9/01/2036             10,000
    4,000   Michigan Equity Group (LOC - Fifth Third Bank)         0.32         12/01/2034              4,000
    7,000   New York City Housing Dev. Corp. (LOC -
              Landesbank Hessen-Thuringen)                         0.21         12/01/2036              7,000
   33,570   New York City Housing Dev. Corp. (LOC - RBS
              Citizens, N.A.)                                      0.18          3/01/2048             33,570
    3,000   Pennsylvania Economic Dev. Financing Auth.
              (LOC - PNC Bank, N.A.)                               0.20          4/01/2035              3,000
    7,420   Sugar Creek Finance Co., LLC (LOC - Northern
              Trust Co.)                                           0.23          6/01/2042              7,420
   11,500   Sunroad Centrum Apartments 23, LP (LOC -
              Comerica Bank, N.A.)                                 0.25          8/01/2052             11,500
    3,565   Syracuse IDA (LOC - Key Bank, N.A.)                    0.39         10/01/2039              3,565
    2,911   TKBF, LLC (LOC - Fifth Third Bank)                     0.32          2/01/2108              2,911
    5,000   Univ. of South Florida Foundation, Inc. (LOC -
              Bank of America, N.A.)                               0.21          8/01/2034              5,000
   13,935   Willow Interests, LLC (LOC - Fifth Third Bank)         0.37          4/01/2025             13,935
                                                                                                   ----------
                                                                                                      228,355
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            REAL ESTATE TAX/FEE (0.9%)
  $39,092   Irvine (LOC - KBC Bank N.V.)                           0.25%         9/02/2050         $   39,092
    4,700   Jasper, Morgan, Newton, & Walton County
              (LOC - JPMorgan Chase Bank, N.A.)                    0.20         12/01/2020              4,700
                                                                                                   ----------
                                                                                                       43,792
                                                                                                   ----------
            REGIONAL BANKS (0.1%)
    2,550   Cobb County IDA (LOC - Federal Home Loan
              Bank of Atlanta)                                     0.20          2/01/2030              2,550
                                                                                                   ----------
            RESTAURANTS (0.2%)
    9,985   Ft. Myers, Inc. (LOC - Fifth Third Bank)               0.32         11/01/2017              9,985
                                                                                                   ----------
            SINGLE FAMILY HOUSING (0.1%)
    3,975   Montgomery County (LOC - PNC Bank, N.A.)               0.19          7/01/2039              3,975
                                                                                                   ----------
            SOLID WASTE DISPOSAL (0.0%)
    1,020   Marion County IDA (LOC - SunTrust Bank)                0.32         10/01/2026              1,020
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.4%)
   15,000   New York MTA (LOC - KBC Bank N.V.)                     0.43         11/01/2025             15,000
    3,200   Sheridan Redevelopment Agency (LOC -
              JPMorgan Chase Bank, N.A.)                           0.40         12/01/2029              3,200
                                                                                                   ----------
                                                                                                       18,200
                                                                                                   ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    4,551   Cornerstone Funding Corp. I (LOC - PNC Bank,
              N.A.)                                                1.12          9/01/2025              4,551
                                                                                                   ----------
            SPECIALTY STORES (0.6%)
   27,000   Bass Pro Rossford Development Co., LLC (LOC -
              Fifth Third Bank)                                    0.37         11/01/2027             27,000
    3,805   Spencer Co., Inc. (LOC - Federal Home Loan
              Bank of Atlanta)                                     0.50          2/01/2021              3,805
                                                                                                   ----------
                                                                                                       30,805
                                                                                                   ----------
            STEEL (0.9%)
   22,685   Decatur IDB                                            0.44          8/01/2036             22,685
   10,000   Illinois Finance Auth. (LOC - UniCredit Bank
              A.G.)                                                1.95          2/01/2037             10,000
    6,405   Klein Steel Services, Inc. (LOC - Manufacturers
              & Traders Trust Co.)                                 0.55          8/01/2025              6,405
    2,330   Metaltec Steel Abrasive Co. (LOC - Comerica
              Bank, N.A.)                                          0.28         11/01/2034              2,330
    2,500   Mississippi Business Finance Corp. (LOC -
              Federal Home Loan Bank of Dallas)                    0.30          7/01/2020              2,500
                                                                                                   ----------
                                                                                                       43,920
                                                                                                   ----------
            TOLL ROADS (0.4%)
    2,300   New York State Thruway Auth. (LIQ) (a)                 0.24          4/01/2015              2,300
   16,900   Orlando-Orange County Expressway Auth.
              (LOC - SunTrust Bank)                                0.26          7/01/2040             16,900
                                                                                                   ----------
                                                                                                       19,200
                                                                                                   ----------

================================================================================

15  | USAA Money Market Fund

================================================================================

PRINCIPAL                                                       COUPON OR
AMOUNT                                                           DISCOUNT                               VALUE
(000)       SECURITY                                                 RATE        MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            WATER UTILITIES (0.1%)
  $ 4,065   Beckley Water Co. (LOC - JPMorgan Chase
              Bank, N.A.)                                          0.36%        10/01/2016         $    4,065
                                                                                                   ----------
            WATER/SEWER UTILITY (0.4%)
    3,627   Hesperia Public Financing Auth. (LOC - Bank of
              America, N.A.)                                       0.28          6/01/2026              3,627
   10,000   North Hudson Sewerage Auth. (LOC - TD Bank, N.A.)      0.18          6/01/2044             10,000
    5,955   West Palm Beach Utility System (LIQ) (a)               0.24          4/01/2014              5,955
                                                                                                   ----------
                                                                                                       19,582
                                                                                                   ----------
            Total Variable-Rate Demand Notes (cost: $2,957,418)                                     2,957,418
                                                                                                   ----------
            REPURCHASE AGREEMENTS (0.9%)
   15,000   Credit Suisse First Boston, LLC, 0.13%, acquired on
              04/30/2013 and due on 05/01/2013 at $15,000
              (collateralized by $15,630 of U.S. Treasury Bond,
              2.75%(c), due 08/15/2042; market value $15,303)                                          15,000
   30,000   Deutsche Bank Securities, 0.14%, acquired on
              04/30/2013 and due 05/01/2013 at $30,000
              (collateralized by $30,570 of U.S. Treasury Note,
              0.25%(c), due 03/31/2015; market value $30,600)                                          30,000
                                                                                                   ----------
            Total Repurchase Agreements (cost: $45,000)                                                45,000
                                                                                                   ----------

            TOTAL INVESTMENTS (COST: $4,992,745)                                                   $4,992,745
                                                                                                   ==========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                       (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                     QUOTED PRICES            OTHER            SIGNIFICANT
                                       IN ACTIVE           SIGNIFICANT        UNOBSERVABLE
                                        MARKETS            OBSERVABLE            INPUTS
                                     FOR IDENTICAL           INPUTS
ASSETS                                   ASSETS                                                         TOTAL
-------------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments             $          --         $ 1,031,803        $         --        $ 1,031,803
  Commercial Paper                              --             923,524                  --            923,524
  Put Bonds                                     --              35,000                  --             35,000
  Variable-Rate Demand Notes                    --           2,957,418                  --          2,957,418
  Repurchase Agreements                         --              45,000                  --             45,000
-------------------------------------------------------------------------------------------------------------
Total                                $          --         $ 4,992,745        $         --        $ 4,992,745
-------------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board of Trustees (the Board).

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

17  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

F. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,996,317,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CSD    Central School District
EDA    Economic Development Authority
EDC    Economic Development Corp.
IDA    Industrial Development Authority/Agency
IDB    Industrial Development Board
IDC    Industrial Development Corp.
ISD    Independent School District
MTA    Metropolitan Transportation Authority

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, or JPMorgan Chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

19  | USAA Money Market Fund

================================================================================

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California State Teachers' Retirement System, Citigroup, Inc., Minnesota General Obligation, or National Rural Utility Corp.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Rates for U.S. Treasury securities represent the stated coupon payment rate at time of issuance.

================================================================================

                                         Notes to Portfolio of Investments |  20





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.